Long-term Payables Other - Summary of Long-term Payables - Other (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other non-current payables [abstract]
Payables related to acquisition of frequency usage rights	₩ 1,141,723	₩ 1,544,699
Other	631	5,468
Other non current payables	₩ 1,142,354	₩ 1,550,167